Long-Term Debt (Schedule Of Long-Term Debt Maturity) (Details) $ in Millions	Dec. 31, 2022 USD ($)
Long-Term Debt [Abstract]
2023	$ 100
2024	500
2025	974
2026	38
Thereafter	9,733
Total	$ 11,345